Expense Example, No Redemption - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 135
Expense Example, No Redemption, 3 Years	436
Expense Example, No Redemption, 5 Years	759
Expense Example, No Redemption, 10 Years	$ 1,469